Segment information (Tables)	6 Months Ended
Sep. 30, 2020
Schedule of each segment's revenue, income from operations and adjusted EBITA

The following tables present the summary of each segment’s revenue, income from operations and adjusted earnings before interest, taxes and amortization (“Adjusted EBITA”) which is considered as a segment operating performance measure, for the six months ended September 30, 2019 and 2020:

	Six months ended September 30, 2019
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment (i)	others (i)	segments	Unallocated (ii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	200,764	17,078	13,868	2,231	233,941	—	233,941
Income (Loss) from operations	67,118	(3,437)	(6,817)	(5,742)	51,122	(6,383)	44,739
Add: share-based compensation expense	7,211	2,547	1,446	2,091	13,295	1,965	15,260
Add: amortization of intangible assets	5,270	11	660	40	5,981	91	6,072
Add: impairment of goodwill	—	—	—	—	—	576	576
Adjusted EBITA (iii)	79,599	(879)	(4,711)	(3,611)	70,398	(3,751)
Adjusted EBITA margin (iv)	40%	(5)%	(34)%	(162)%

	Six months ended September 30, 2020
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment (i)	others (i)	segments	Unallocated (ii)	Consolidated

	(in millions of RMB, except percentages)
Revenue	264,240	27,244	15,060	2,266	308,810	—	308,810
Income (Loss) from operations	76,086	(5,570)	(4,369)	(7,847)	58,300	(9,961)	48,339
Add: share-based compensation expense	15,908	5,060	1,865	2,717	25,550	6,859	32,409
Add: amortization of intangible assets	5,201	12	473	44	5,730	110	5,840
Adjusted EBITA (iii)	97,195	(498)	(2,031)	(5,086)	89,580	(2,992)
Adjusted EBITA margin (iv)	37%	(2)%	(13)%	(224)%

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

The following table presents the reconciliation from the Adjusted EBITA to the consolidated net income for the six months ended September 30, 2019 and 2020:

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Total Segments Adjusted EBITA	70,398	89,580
Unallocated (ii)	(3,751)	(2,992)
Share-based compensation expense	(15,260)	(32,409)
Amortization of intangible assets	(6,072)	(5,840)
Impairment of goodwill	(576)	—
Consolidated income from operations	44,739	48,339
Interest and investment income, net	63,535	32,647
Interest expenses	(2,706)	(2,224)
Other income, net	5,272	2,641
Income tax expenses	(9,527)	(13,035)
Share of results of equity method investees	(11,443)	4,593
Consolidated net income	89,870	72,961

Schedule of depreciation of property and equipment and land use rights by segment

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Core commerce	4,005	5,008
Cloud computing	4,266	5,403
Digital media and entertainment (i)	684	584
Innovation initiatives and others and unallocated (i)(ii)	737	981
Total depreciation of property and equipment, and operating lease cost relating to land use rights	9,692	11,976

(i)

Beginning on April 1, 2020, the Company reclassified the results of the Company’s self-developed online games business, which was previously reported under the innovation initiatives and others segment, to the digital media and entertainment segment in order to conform to the way that the Company manages and monitors segment performance. Comparative figures were reclassified to conform to this presentation.

(ii)	Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(iii)

Adjusted EBITA represents net income before (i) interest and investment income, net, interest expense, other income, net, income tax expenses and share of results of equity method investees, and (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization of intangible assets and impairment of goodwill, which are not reflective of the Company’s core operating performance.

(iv)	Adjusted EBITA margin represents Adjusted EBITA divided by revenue.